Antitrust Litigation Settlements	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Antitrust Litigation Settlements	Antitrust Litigation Settlements
Numerous lawsuits have been filed against certain brand pharmaceutical manufacturers alleging that the manufacturer, by itself or in concert with others, took improper actions to delay or prevent generic drugs from entering the market. These lawsuits are generally brought as class actions. The Company has not been named a plaintiff in any of these lawsuits but has been a member of the direct purchasers’ class (i.e., those purchasers who purchase directly from these pharmaceutical manufacturers). None of the lawsuits has gone to trial, but some have settled in the past with the Company receiving proceeds from the settlement funds. During fiscal 2025, 2024, and 2023, the Company recognized gains relating to these lawsuits of $236.4 million, $170.9 million, and $239.1 million, respectively. These gains, which are net of attorney fees and estimated payments due to other parties, were recorded as reductions to cost of goods sold in the Company’s Consolidated Statements of Operations.